Schedule of Investments (unaudited)	iShares® GNMA Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government & Agency Obligations
Mortgage-Backed Securities — 104.3%
Government National Mortgage Association
1.50%, 08/19/51(a)	$1,300	$1,293,195
2.00%, 04/20/51	49,972	51,215,384
2.00%, 08/19/51(a)	46,850	47,982,818
2.50%, 01/15/28	5	4,992
2.50%, 02/20/28	9	9,432
2.50%, 01/20/31	138	144,889
2.50%, 07/20/35	2,149	2,260,545
2.50%, 04/20/43	19	19,829
2.50%, 12/20/46	1,899	1,981,296
2.50%, 01/20/47	184	192,193
2.50%, 08/20/50	21,681	22,535,029
2.50%, 09/20/50	5,971	6,206,339
2.50%, 12/20/50	29,060	30,204,656
2.50%, 01/20/51	5,133	5,335,722
2.50%, 02/20/51	5,710	5,941,142
2.50%, 05/20/51	7,415	7,714,839
2.50%, 07/20/51	2,939	3,057,891
2.50%, 08/19/51(a)	28,896	30,041,681
3.00%, 07/15/27	6	5,827
3.00%, 09/15/27	8	8,548
3.00%, 01/20/31	181	190,828
3.00%, 07/20/31	305	321,870
3.00%, 02/20/32	227	239,649
3.00%, 09/15/42	5	5,743
3.00%, 10/15/42	43	45,470
3.00%, 01/20/43	459	489,667
3.00%, 07/15/43	77	81,399
3.00%, 09/20/43	965	1,026,876
3.00%, 01/15/44	2,189	2,327,213
3.00%, 08/20/44	544	577,223
3.00%, 05/20/45	426	451,320
3.00%, 07/20/45	116	122,402
3.00%, 10/20/45	186	197,032
3.00%, 11/20/45	2,891	3,063,884
3.00%, 12/20/45	2,298	2,435,059
3.00%, 01/20/46	765	810,839
3.00%, 02/20/46	778	824,381
3.00%, 03/20/46	2,999	3,178,446
3.00%, 04/20/46	2,004	2,113,548
3.00%, 05/20/46	2,510	2,647,306
3.00%, 06/20/46	895	944,558
3.00%, 07/20/46	917	966,972
3.00%, 08/20/46	5,872	6,194,601
3.00%, 09/20/46	3,926	4,142,005
3.00%, 12/15/46	194	205,622
3.00%, 12/20/46	666	702,831
3.00%, 02/15/47	211	223,584
3.00%, 02/20/47	729	769,535
3.00%, 06/20/47	89	93,889
3.00%, 07/20/47	1,574	1,659,442
3.00%, 12/20/47	980	1,033,219
3.00%, 01/20/48	1,377	1,452,028
3.00%, 02/20/48	73	77,275
3.00%, 04/20/49	3,205	3,378,646
3.00%, 07/20/49	717	752,516
3.00%, 09/20/49	56	58,401
3.00%, 11/20/49	2,125	2,224,625
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 01/20/50	$5,309	$5,555,167
3.00%, 02/20/50	2,245	2,348,481
3.00%, 04/20/50	16,036	16,779,719
3.00%, 07/20/50	20,432	21,385,350
3.00%, 08/20/50	2,168	2,269,679
3.00%, 01/20/51	13,710	14,355,828
3.00%, 08/19/51(a)	4,350	4,552,037
3.50%, 02/15/26	4	3,743
3.50%, 11/15/26	2	2,620
3.50%, 02/20/27	8	8,169
3.50%, 01/20/31	60	63,840
3.50%, 07/20/32	162	172,947
3.50%, 09/15/41	6	6,462
3.50%, 06/20/42	4,008	4,245,774
3.50%, 09/15/42	18	20,004
3.50%, 09/20/42	164	177,715
3.50%, 10/15/42	7	7,747
3.50%, 10/20/42	388	419,821
3.50%, 11/15/42	32	35,387
3.50%, 11/20/42	1,271	1,377,298
3.50%, 12/20/42	135	146,360
3.50%, 02/20/43	1,036	1,120,957
3.50%, 03/15/43	599	654,513
3.50%, 05/15/43	47	51,313
3.50%, 06/15/43	139	151,682
3.50%, 04/20/45	422	450,191
3.50%, 09/20/45	4,645	4,958,497
3.50%, 11/20/45	17	17,765
3.50%, 12/20/45	115	122,928
3.50%, 03/20/46	600	638,218
3.50%, 04/20/46	95	100,690
3.50%, 06/20/46	940	999,110
3.50%, 07/20/46	5,561	5,913,634
3.50%, 11/20/46	17	17,746
3.50%, 12/20/46	225	239,526
3.50%, 01/20/47	83	87,890
3.50%, 02/20/47	202	215,289
3.50%, 03/20/47	423	447,632
3.50%, 04/20/47	1,790	1,898,018
3.50%, 08/20/47	701	755,384
3.50%, 10/20/47	12,363	13,099,707
3.50%, 11/20/47	1,622	1,718,045
3.50%, 12/15/47	541	582,514
3.50%, 12/20/47	625	672,583
3.50%, 01/20/48	535	567,063
3.50%, 02/20/48	2,309	2,444,874
3.50%, 04/20/48	148	160,819
3.50%, 01/20/50	5,594	5,906,158
3.50%, 03/20/50	4,745	5,009,569
3.50%, 04/20/50	17,327	18,281,528
3.50%, 05/20/50	11,252	11,875,854
3.50%, 06/20/50	1,092	1,146,607
3.50%, 08/20/50	4,689	4,930,408
3.50%, 05/20/51	2,755	2,922,315
3.50%, 08/19/51(a)	1,620	1,701,253
4.00%, 03/20/26	2	2,651
4.00%, 07/20/26	2	2,139
4.00%, 02/15/41	8	9,133
4.00%, 03/15/41	10	11,266
4.00%, 04/15/41	40	43,650

Schedule of Investments (unaudited) (continued)	iShares® GNMA Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 05/15/41	$8	$8,552
4.00%, 12/15/41	10	11,580
4.00%, 01/15/42	7	7,879
4.00%, 02/15/42	24	26,581
4.00%, 03/15/42	54	59,108
4.00%, 05/15/42	9	9,857
4.00%, 08/15/42	14	15,182
4.00%, 09/20/42	258	284,404
4.00%, 04/15/44	49	53,500
4.00%, 05/15/44	52	57,226
4.00%, 08/20/44	36	39,617
4.00%, 10/20/44	396	432,090
4.00%, 03/20/45	1,536	1,677,727
4.00%, 08/15/45	3,460	3,786,918
4.00%, 08/20/45	663	721,143
4.00%, 09/20/45	916	995,952
4.00%, 10/20/45	8	8,970
4.00%, 01/20/46	14	15,138
4.00%, 03/20/46	162	176,096
4.00%, 07/20/46	16	17,230
4.00%, 09/20/46	468	502,151
4.00%, 11/20/46	186	199,388
4.00%, 12/15/46	32	34,708
4.00%, 06/20/47	2,921	3,120,079
4.00%, 07/20/47	619	661,212
4.00%, 08/20/47	11	12,072
4.00%, 11/20/47	179	190,924
4.00%, 03/20/48	1,769	1,889,917
4.00%, 04/20/48	892	966,450
4.00%, 05/20/48	3,888	4,198,501
4.00%, 07/20/48	674	715,643
4.00%, 09/20/48	898	953,084
4.00%, 11/20/48	13,406	14,256,455
4.00%, 09/15/49	371	405,696
4.00%, 01/20/50	994	1,052,809
4.00%, 02/20/50	22	22,907
4.00%, 09/20/50	626	662,115
4.00%, 08/19/51(a)	10,005	10,581,395
4.50%, 07/20/24	2	1,637
4.50%, 08/15/39	114	128,257
4.50%, 07/15/40	29	32,496
4.50%, 08/15/40	52	58,528
4.50%, 11/20/45	290	321,578
4.50%, 08/20/46	504	558,238
4.50%, 09/20/46	76	84,309
4.50%, 10/20/46	85	95,023
4.50%, 11/20/46	89	99,246
4.50%, 04/20/47	9	10,283
4.50%, 06/20/47	11	12,256
4.50%, 02/20/48	627	676,178
4.50%, 06/20/48	41	43,878
4.50%, 07/20/48	260	278,754
4.50%, 08/20/48	218	232,622
4.50%, 09/20/48	6,241	6,669,602
4.50%, 10/20/48	214	228,909
4.50%, 12/20/48	1,967	2,097,454
4.50%, 01/20/49	1,301	1,385,566
4.50%, 03/20/49	32	34,231
4.50%, 06/20/49	1,242	1,332,999
Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 08/20/49	$387	$415,239
4.50%, 10/20/49	286	304,544
4.50%, 01/20/50	1,582	1,697,050
4.50%, 08/19/51(a)	6,359	6,759,418
5.00%, 07/15/39	27	31,314
5.00%, 07/20/42	147	168,240
5.00%, 07/20/46	61	69,837
5.00%, 04/20/48	82	87,881
5.00%, 05/20/48	464	497,654
5.00%, 11/20/48	117	127,786
5.00%, 12/20/48	110	119,780
5.00%, 01/20/49	332	363,174
5.00%, 04/20/49	21	22,464
5.00%, 09/20/50	407	443,902
5.00%, 08/19/51(a)	6,037	6,496,859
5.50%, 10/15/38	17	20,440
5.50%, 07/20/40	249	290,652
5.50%, 08/19/51(a)	625	692,065
6.00%, 09/20/38	24	28,448
6.00%, 08/19/51(a)	200	223,812
		508,122,277
Total U.S. Government & Agency Obligations — 104.3%
(Cost: $507,196,262)		508,122,277

Short-Term Investments
Money Market Funds — 18.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	89,174	89,174,000

Total Short-Term Investments — 18.3%
(Cost: $89,174,000)		89,174,000

Total Investments Before TBA Sales Commitments — 122.6%
(Cost: $596,370,262)		597,296,277

TBA Sales Commitments
Mortgage-Backed Securities — (4.9)%
Government National Mortgage Association
2.00%, 08/19/51(a)	(3,750)	(3,840,674)
2.50%, 08/19/51(a)	(12,300)	(12,787,676)
3.00%, 08/19/51(a)	(2,000)	(2,092,890)
4.00%, 08/19/51(a)	(4,000)	(4,230,443)
4.50%, 08/19/51(a)	(1,000)	(1,062,969)
		(24,014,652)
Total TBA Sales Commitments — (4.9)%
(Proceeds: $(23,969,570))		(24,014,652)

Total Investments, Net of TBA Sales Commitments — 117.7%
(Cost: $572,400,692)		573,281,625

Other Assets, Less Liabilities — (17.7)%		(86,285,781)
Net Assets — 100.0%		$486,995,844

(a)	TBA transaction.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued)	iShares® GNMA Bond ETF
July 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$97,794,000	$—	$(8,620,000	)(a)	$—	$—	$89,174,000	89,174	$30,283	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Agency Obligations	$—	$508,122,277	$—	$508,122,277
Money Market Funds	89,174,000	—	—	89,174,000
	89,174,000	508,122,277	—	597,296,277
Liabilities
TBA Sales Commitments	—	(24,014,652)	—	(24,014,652)
	$89,174,000	$484,107,625	$—	$573,281,625

Portfolio Abbreviations - Fixed Income

TBA	To-Be-Announced

3